Employee benefits - Pension and other post-employment benefits - Analysis of Movement in Financial Position Related to Pension and Other Post-employment Benefit Plans (Parenthetical) (Detail) - CAD ($)
$ in Millions
	Oct. 31, 2020	Oct. 31, 2019
Defined benefit obligation for plans with funding deficits [member]
Disclosure of net defined benefit liability (asset) [line items]
Benefit obligations	$ 15,054	$ 14,583
Fair value of assets for defined benefit plans with funding deficits [member]
Disclosure of net defined benefit liability (asset) [line items]
Fair value of plan assets	$ 14,329	$ 13,449